Cost Method Investments (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Beijing WiMi invested [Member]
Cost Method Investments (Details) [Line Items]
Investment cost | ¥		¥ 500,000
Equity interest rate		8.00%
Company One [Member]
Cost Method Investments (Details) [Line Items]
Investment cost	¥ 2,000,000		$ 286,689
Equity interest rate	5.00%
Company Two [Member]
Cost Method Investments (Details) [Line Items]
Investment cost	¥ 1,000,000		143,345
Equity interest rate	4.00%
Company Three [Member]
Cost Method Investments (Details) [Line Items]
Investment cost	¥ 300,000		43,003
Equity interest rate	2.00%
Company Four [Member]
Cost Method Investments (Details) [Line Items]
Investment cost	¥ 350,000		50,171
Equity interest rate	1.00%
Company Five [Member]
Cost Method Investments (Details) [Line Items]
Investment cost | $			$ 200,000
Equity interest rate	1.00%